Goodwill, Intangible Assets and In-Process Revenue Contracts	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Intangible Assets and In-Process Revenue Contracts
6. Goodwill, Intangible Assets and In-Process Revenue Contracts
Goodwill
The carrying amount of goodwill for the years ended December 31, 2017 and 2016, for the Company’s reportable segments are as follows:

	Teekay Offshore $	Teekay LNG - Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2016	132,940	35,631	8,059	176,630
Decrease due to deconsolidation of Teekay Offshore (Note 3)	(132,940)	—	—	(132,940)
Balance as of December 31, 2017	—	35,631	8,059	43,690

Intangible Assets
As at December 31, 2017, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	193,194	(131,647)	61,547
Customer relationships	22,500	(8,005)	14,495
Off-market in-charter contracts (1)	17,900	(928)	16,972
	233,594	(140,580)	93,014
(1)    Represents the off-market in-charter contracts between the Company and Teekay Offshore for two Floating Storage and Offloading (or FSO) units.

As at December 31, 2016, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	317,222	(245,705)	71,517
Customer relationships	22,500	(4,842)	17,658
Other intangible assets	1,000	(1,000)	—
	340,722	(251,547)	89,175

In July 2015, as part of Teekay Tankers’ acquisition of SPT (see Note 4d), Teekay Tankers ascribed a value of $30.9 million to the customer relationships assumed as part of the acquisition of the STS transfer business. The Company is amortizing those customer relationships over a period of 10 years. The estimates of fair value were finalized in the first quarter of 2016 and resulted in a decrease in intangible assets of $8.4 million from preliminary estimates. Amortization expense relating to this acquisition for the years ended December 31, 2017 and 2016 were $3.2 million and $3.6 million, respectively, which is included in depreciation and amortization expenses.

Aggregate amortization expense of intangible assets for the year ended December 31, 2017, was $14.0 million (2016 - $14.9 million, 2015 - $13.6 million), including $13.1 million presented in depreciation and amortization (2016 - $14.9 million, 2015 - $13.6 million) and $0.9 million presented in time-charter hire expenses (2016 - $nil, 2015 - $nil). Amortization of intangible assets following 2017 is expected to be $15.3 million (2018), $13.8 million (2019), $13.3 million (2020), $13.1 million (2021), $12.9 million (2022) and $24.6 million (thereafter).
In-Process Revenue Contracts
As part of the Company’s previous acquisition of FPSO units from Sevan Marine ASA (or Sevan) and Petrojarl ASA (subsequently renamed Teekay Petrojarl AS, or Teekay Petrojarl), and Teekay LNG’s acquisition of BG’s ownership interests in four LNG carrier newbuildings, the Company assumed certain FPSO contracts and time-charter-out contracts with terms that were less favorable than the then prevailing market terms, and a service obligation for shipbuilding supervision and crew training services for the four LNG carrier newbuildings. At the time of the acquisitions, the Company recognized liabilities based on the estimated fair value of these contracts and service obligations. One FPSO contract as at December 31, 2016 of $63.0 million related to Teekay Offshore, which was deconsolidated in September 2017. The Company is amortizing the remaining liabilities over the estimated remaining terms of their associated contracts on a weighted basis, based on the projected revenue to be earned under the contracts.

Amortization of in-process revenue contracts for the year ended December 31, 2017 was $27.2 million (2016 - $28.1 million, 2015 - $30.1 million), which is included in revenues on the consolidated statements of (loss) income. Amortization of in-process revenue contracts following 2017 is expected to be $14.1 million (2018), $6.3 million (2019), $5.9 million (2020), $5.9 million (2021), and $5.9 million (2022).